Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	September 30, 2025	September 30, 2024

Accounts receivable - third parties	$3,322,330	$2,188,613
Less: allowance for credit losses	(618,524)	(75,931)
Total accounts receivable, net	$2,703,806	$2,112,682

Schedule of movements of allowance for credit losses

	September 30, 2025	September 30, 2024

Beginning balance	$75,931	$302,084
Addition (Reversal)	536,626	(231,966)
Exchange rate effect	5,967	5,813
Ending balance	$618,524	$75,931